Stockholders' Equity - Summary of Options Activity (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement, Disclosure [Abstract]
Number of Options, Outstanding, Beginning balance | shares	0
Number of Options, Granted | shares	131
Number of Options, Vested | shares	0
Number of Options, Forfeited | shares	0
Number of Options, Outstanding, Ending balance | shares	131
Wtd. Avg. Grant Date Fair Value, Outstanding, Beginning balance | $ / shares	$ 0
Wtd. Avg. Grant Date Fair Value, Granted | $ / shares	5.82
Wtd. Avg. Grant Date Fair Value, Vested | $ / shares	0
Wtd. Avg. Grant Date Fair Value, Forfeited | $ / shares	0
Wtd. Avg. Grant Date Fair Value, Outstanding, Ending balance | $ / shares	$ 5.82